Financial Information of Company's Operation by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 273,717	$ 244,987	$ 231,822	$ 221,520	$ 1,158,794	$ 972,046	$ 827,216
Operating income									136,763	115,556	90,916
Interest expense	(5,049)	(5,014)	(4,644)	(3,645)	(2,262)	(1,936)	(1,365)	(1,246)	(18,352)	(6,809)	(3,081)
Other income, net	(768)	1,755	2,026	770	223	2,490	5,621	1,707	3,783	10,041	2,120
Income taxes	(7,040)	(1,122)	(20,272)	(5,758)	(1,211)	(6,837)	(7,913)	(7,553)	(34,192)	(23,514)	(24,469)
Net earnings	27,167	$ 30,098	$ 9,596	$ 21,141	32,647	$ 22,430	$ 23,903	$ 16,294	88,002	95,274	65,486
Depreciation and amortization									80,770	63,637	56,663
Expenditures for property, plant & equipment									161,323	142,945	58,170
Segment assets	1,761,661				1,477,297				1,761,661	1,477,297
Equity Investment	69,215				11,727				69,215	11,727
Goodwill	270,678				250,342				270,678	250,342	233,755
II-VI Laser Solutions
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Goodwill	98,737				79,527				98,737	79,527	84,105
II-VI Photonics
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Goodwill	109,670				108,544				109,670	108,544	96,760
II- VI Performance Products
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Goodwill	62,271				62,271				62,271	62,271	52,890
Operating Segments | II-VI Laser Solutions
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues									405,940	317,495	289,434
Inter-segment revenues									34,590	33,669	23,685
Operating income									40,119	27,459	33,398
Depreciation and amortization									38,004	24,684	16,822
Expenditures for property, plant & equipment									80,776	81,346	24,885
Segment assets	740,020				572,314				740,020	572,314
Goodwill	98,737				79,527				98,737	79,527
Operating Segments | II-VI Photonics
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues									486,485	440,361	339,447
Inter-segment revenues									11,180	8,003	10,569
Operating income									63,152	66,462	39,738
Depreciation and amortization									23,242	21,612	20,255
Expenditures for property, plant & equipment									36,122	28,811	21,831
Segment assets	554,574				535,418				554,574	535,418
Goodwill	109,670				108,544				109,670	108,544
Operating Segments | II- VI Performance Products
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Revenues									266,369	214,190	198,335
Inter-segment revenues									26,262	10,189	7,274
Operating income									33,492	21,635	17,780
Depreciation and amortization									19,524	17,341	19,586
Expenditures for property, plant & equipment									44,425	32,788	11,454
Segment assets	467,067				369,565				467,067	369,565
Equity Investment	69,215				11,727				69,215	11,727
Goodwill	$ 62,271				$ 62,271				62,271	62,271
Eliminations
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Inter-segment revenues									$ (72,032)	$ (51,861)	$ (41,528)